Note 17 - Commitments and Guarantees (Tables)	9 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of commitments [text block]
	Less than 1 year	1–3 years	4–5 years	More than 5 years	Total
Premises and equipment leasing	$1,543	$7,669	$6,825	$7,171	$23,208
Gas, electricity and non-commodity contracts	633,606	2,388,039	448,570	126,658	3,596,873
	$635,149	$2,395,708	$455,395	$133,829	$3,620,081